Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
As at December 31,	2023	2022
Transaction costs(a)	$39,317	$33,695
Prepaid expenses	6,607	14,342
Inventory(b)	4,317	2,023
Deferred charges(c)	247	264
Other	1,681	—
Prepaid expenses and other current assets	$52,169	$50,324

(a)      Transaction costs represent the incremental costs in connection with the debt and equity financing.

(b)      As at December 31, 2023, inventory consisted of $2.8 million of work in progress (December 31, 2022 — $0.2 million) and $1.5 million of other inventory (December 31, 2022 — $1.8 million).

(c)      Deferred charges included deferred financing charges relating to the Revolving Credit Facility.